UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments. – The schedule of investments at March 31, 2009, is filed herewith.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS

March 31, 2009

(unaudited)

Number
of Shares		Value
	Common and Preferred Stocks -71.71%

	Australia -0.20%
405,710	Spotless Group Limited	$526,022

	Belgium -0.17%
85,530	RHJ International (a)	305,253
54,656	Deceuninck	144,305
		449,558
	Brazil -0.60%
63,670	Petroleo Brasiliero SA ADR	1,559,915

	Canada -2.62%
246,000	Franco-Nevada Corporation	5,302,597
37,479	EnCana Corporation	1,522,022
		6,824,619

	Chile -0.29%
450,000	Quinenco SA (d)	756,494

	France -14.33%
102,528	Sanofi-Aventis	5,764,914
109,891	Sodexo SA	5,004,516
50,012	Neopost SA	3,875,374
38,071	Robertet SA	3,126,614
71,134	Carrefour SA	2,774,687
29,692	Air Liquide SA	2,412,679
44,820	Société BIC SA	2,199,907
52,250	Essilor International SA	2,017,292
83,388	Remy Cointreau SA	1,974,837
36,020	Total SA	1,788,525
32,880	Société Foncière Financière et de Participations	1,202,702
1,569	Société Sucrière de Pithiviers-le Vieil	1,090,796
20,780	Laurent-Perrier	1,047,931
37,450	Wendel	988,768
26,499	NSC Groupe	789,639
25,040	Zodiac Aerospace	634,205
9,220	Gaumont SA	526,004
8,840	Sabeton SA	134,760
		37,354,150

	Germany -2.46%
54,960	Fraport AG	1,766,809
86,915	Deutsche Wohnen AG (a)	1,314,586
139,580	Tognum AG	1,214,833
18,599	Pfeiffer Vacuum Technology AG	1,098,093
20,062	Hornbach Holding AG Pfd.	1,016,780
		6,411,101

	Greece -0.64%
221,740	Jumbo S.A.	1,676,904

See Notes to Schedule of Investments

	Hong Kong -1.62%
1,855,240	Wheelock and Company	3,121,430
195,670	Guoco Group Limited	1,086,859
		4,208,289

	Italy -1.80%
397,580	Italcementi S.p.A. RNC	2,094,134
68,340	Italcementi S.p.A.	690,907
45,886	Italmobiliare S.p.A. RNC	866,921
22,033	Italmobiliare S.p.A.	575,584
143,250	Gewiss S.p.A.	475,143
		4,702,689

	Japan -30.15%
91,440	FANUC Limited	6,126,494
166,660	Secom Company, Limited	6,113,646
56,760	SMC Corporation	5,420,464
1,424,720	Nissay Dowa General Insurance Company, Limited	5,413,518
28,501	Keyence Corporation	5,328,366
254,848	Chofu Seisakusho Company, Limited	4,738,723
150,360	Astellas Pharma Inc.	4,588,825
132,060	Shimano Inc.	3,956,929
40,390	Hirose Electric Company, Limited	3,861,244
85,500	Ono Pharmaceutical Company, Limited	3,723,965
234,630	MISUMI Group Inc.	2,814,469
179,760	Nitto Kohki Company, Limited	2,733,958
161,994	Secom Joshinetsu Company, Limited	2,496,497
80,600	Canon Inc.	2,296,923
343,000	Temp Holdings Company Limited	1,760,841
302,100	Japan Wool Textile Company Limited	1,743,207
138,100	Doshisha Company Limited	1,727,733
89,994	SK Kaken Company, Limited	1,590,617
275,500	NIPPONKOA Insurance Company, Limited	1,575,797
141,300	T. Hasegawa Company, Limited	1,522,165
85,905	Nagaileben Company, Limited	1,510,532
234,900	OSG Corporation	1,421,910
141,600	Chubu Nippon Broadcasting Company, Limited	1,078,939
173,000	Sompo Japan Insurance Inc.	882,876
53,440	As One Corporation	867,310
62,900	Meitec Corporation	772,941
129,000	Kansai Paint Company, Limited	713,082
29,400	Ryosan Company, Limited	609,065
41,800	Seikagaku Corporation	410,164
105,000	Nippon Thompson Co., Ltd.	352,281
63,040	Sansei Yusoki Company, Limited	222,970
100,000	Shingakukai Company, Limited	217,270
44	Mandom Corporation	725
		78,594,446

	Malaysia -2.61%
7,595,580	Malaysia Airports Holdings Berhad	5,188,038
1,612,475	Genting Berhad	1,627,735
		6,815,773

	Mexico -0.92%
229,260	Industrias Peñoles, SA de C.V.	2,406,278

	Netherlands -0.31%
33,080	Heineken Holding NV	802,728

See Notes to Schedule of Investments

		Singapore -1.40%
949,930		Haw Par Corporation Limited	2,184,249
1,116,860		Singapore Airport Terminal Services Limited	887,824
90,620		United Overseas Bank Limited	578,673
			3,650,746

		South Korea -2.17%
10,475		Samsung Electronics Company, Limited Pfd.	2,389,201
1,260		Lotte Confectionery Company, Limited	938,225
5,900		Nong Shim Company, Limited	917,043
1,642		Nong Shim Holdings Company, Limited	65,051
45,550		Fursys Inc.	678,352
145,960		Daeduck GDS Company, Limited	646,835
11,720		Daeduck Electronics Company, Limited	26,816
			5,661,523

		Switzerland -5.30%
89,758		Pargesa Holding SA	4,758,075
69,166		Kuehne & Nagel International AG	4,030,412
110,110		Nestlé SA	3,715,555
673		Lindt & Spruengli AG	899,419
2,000		Edipresse SA	415,662
			13,819,123

		Taiwan -1.09%
3,947,376		Compal Electronics Inc.	2,828,534

		Thailand -2.02%
31,917,272		Thai Beverage Public Company Limited	3,669,495
607,815		Bangkok Bank Public Company Limited NVDR	1,275,915
21,700		Bangkok Bank Public Company Limited	45,858
20,000		OHTL PCL (d)	278,388
			5,269,656

		United Kingdom -1.01%
310,040		Fresnillo Plc	2,032,188
33,497		Anglo American Plc	569,175
6,860		Home Retail Group	22,089
			2,623,452
		Total Common and Preferred Stocks (Cost: $243,644,536)	186,942,000

Ounces
		Commodity - 7.49%
	21,237	Gold bullion (a) (Cost: $13,867,680)	19,517,460

Principal Amount
		International Bonds -4.21%
		International Government Bonds - 1.80%
		France -0.59%
EUR	1,082,471	Republic of France O.A.T. I/L 3.00% due 7/25/2012 (e)	1,541,126

		Malaysia -0.23%
MYR	2,109,000	Malaysian Government 3.756% due 4/28/2011	592,191

		Singapore -0.46%
SGD	1,815,000	Singapore Government 2.375% due 10/01/2009	1,204,272

		Taiwan -0.52%
TWD	19,800,000	Taiwan Government 2.00% due 7/20/2012	606,610
TWD	24,000,000	Taiwan Government 2.375% due 1/16/2013	747,134
			1,353,744
		Total International Government Bonds (Cost: $4,424,544)	4,691,333

See Notes to Schedule of Investments

		International Corporate Bonds-2.41%
		Canada- 0.58%
USD	3,263,000	Catalyst Paper Corporation 8.625% due 6/15/2011	1,509,137

		France -1.35%
EUR	4,735,000	Wendel 4.875% due 11/04/2014	3,423,780
EUR	136,000	Lafarge SA 6.50% due 7/15/2016	99,412
			3,523,192

		Ireland- 0.01%
EUR	823,000	Waterford Wedgwood Plc 9.875% due 12/01/2010 (b)(f)	19,109

		Netherlands -0.47%
EUR	700,000	UPC Holding BV 7.75% due 1/15/2014 (c)	780,130
EUR	400,000	UPC Holding BV 8.625% due 1/15/2014 (c)	461,709
			1,241,839
		Total International Corporate Bonds (Cost: $9,416,379)	6,293,277
		Total International Bonds (Cost: $13,840,923)	10,984,610

		U.S. Government Obligations - 5.75%
	$10,000,000	United States Treasury Bill 0.02% due 4/2/2009	9,999,994
	5,000,000	United States Treasury Bill 0.06% due 4/16/2009	4,999,875
		Total U.S. Government Obligations (Cost: $14,999,869)	14,999,869

		Commercial Paper - 9.68%
		U.S. Commercial Paper - 6.59%
	2,500,000	Altria Group, Inc. 1.65% due 4/20/2009	2,497,823
	5,450,000	Avery Dennison Corporation 0.80% due 4/1/2009	5,450,000
	1,119,000	The Clorox Company 0.90% due 4/20/2009	1,118,468
	675,000	Colgate-Palmolive Company 0.10% due 4/17/2009	674,970
	2,450,000	Kraft Foods Inc. 0.57% due 4/23/2009	2,449,147
	4,999,000	Vulcan Materials Company 0.55% due 4/1/2009	4,999,000
		Total U.S. Commercial Paper (Cost: $17,189,408)	17,189,408

		International Commercial Paper - 3.09%
		Switzerland - 3.09%
USD	3,117,000	Transocean Limited 1.00% due 4/24/2009	3,115,009
USD	2,491,000	Transocean Limited 1.15% due 4/23/2009	2,489,249
USD	2,450,000	Transocean Limited 1.15% due 4/27/2009	2,447,965
		Total International Commercial Paper (Cost: $8,052,223)	8,052,223
		Total Commercial Paper (Cost: $25,241,631)	25,241,631
		Total Investments - 98.84% (Cost: $311,594,639)	257,685,570
		Other Assets in Excess of Liabilities - 1.16%	3,016,078
		Net Assets -100%	$260,701,648

(a)	Non-income producing security / commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold, or delivered within the U.S. or to, or for the account or benefit of, U.S.persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirments of the Securities Act of 1933.

(d)	Security is deemed illiquid. At March 31, 2009, the value of these securities amounted to $1,034,882 or 0.40% of net assets.
(e)	Inflation protected security.
(f)	Defaulted security.

See Notes to Schedule of Investments

ADR - American Depository Receipt

NVDR- Non-voting Depository Receipt

RNC- Represents non-voting shares

Foreign Currencies

EUR - Euro

MYR - Malaysian ringgit

SGD - Singapore dollar

TWD - Taiwan dollar

USD - United States dollar

Foreign Forward Currency Contracts

Purchases

Settlement			U.S. $ Value at	U.S. $	Unrealized	Unrealized
Dates	Foreign Currency To		March 31,	To Be	Appreciation at	Depreciation at
Through	Be Received		2009	Delivered	March 31, 2009	March 31, 2009
7/15/2009	4,911,000	Euro	$6,515,005	$6,352,427	$162,578	$—
7/15/2009	1,290,000	Pound sterling	1,849,783	1,839,050	10,733	—
			8,364,788	8,191,477	173,311	—

Sales

Settlement			U.S. $	U.S. $ Value at	Unrealized	Unrealized
Dates	Foreign Currency To		To Be	March 31,	Appreciation at	Depreciation at
Through	Be Delivered		Received	2009	March 31, 2009	March 31, 2009
7/15/2009	30,283,000	Euro	$40,372,623	$40,184,207	$188,416	—
7/15/2009	59,000	Pound sterling	86,349	84,623	1,726	—
7/15/2009	1,829,000	Pound sterling	2,745,454	2,622,868	122,586	—
7/15/2009	1,313,000	Swiss franc	1,175,824	1,153,241	22,583	—
8/12/2009	1,128,996,000	Japanese yen	12,313,176	11,402,304	910,872	—
9/16/2009	1,202,384,000	Japanese yen	12,748,042	12,145,301	602,741	—
			69,441,468	67,592,544	1,848,924	—
			$77,806,256	$75,784,021	$2,022,235	$—

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Equities
Consumer Discretionary	8.50%
Consumer Staples	8.06
Energy	1.87
Financials	3.87
Health Care	7.24
Holding Companies	3.13
Industrials	17.75
Materials	5.44
Media	0.78
Precious Metals	1.92
Real Estate	1.70
Technology and Telecommunications	6.90
Transportation	4.55
Total	71.71
Commodity	7.49

International Bonds
Consumer Discretionary	0.01
Government Issues	1.80
Holding Companies	1.31
Materials	0.04
Media	0.47
Paper and Forest Products	0.58
Total	4.21

Commercial Paper
U.S. Commercial Paper	6.59
International Commercial Paper	3.09
Total	9.68

U.S. Government Obligations	5.75
Total Investments	98.84%

See Notes to Schedule of Investments

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

First Eagle Variable Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc. (First Eagle SoGen Variable Funds, Inc. prior to December 31, 2002).  The First Eagle Overseas Variable Fund seeks long-term growth of capital.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation— The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 pm E.S.T).

Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, which is deemed to approximate value.

The 2:00 pm E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars.  Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond-specific thresholds) occurring after the close of the foreign market may require fair valuation of securities traded on that foreign market.  The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 – Fair Value Measurements that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The Fund used the valuation technique market approach for the three months ended March 31, 2009.  There were no Level 3 securities for the period.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

	Level 1	Level 2	Level 3	Total Market Value
Assets:
Investments in securities	$186,663,611	$51,504,499	$—	$238,168,110
Investments in derivatives*	2,022,235	—	—	2,022,235
Investments in other financial instruments **	19,517,460	—	—	19,517,460
Total	$208,203,306	$51,504,499	$—	$259,707,805

Liabilities:
None	$—	$—	$—	$—

* Includes foreign forward currency contracts are valued at net unrealized appreciation on the instrument.

** Includes gold bullion.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a—2(a) under the Investment Company Act (17 CFR 270.30a—2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: May 26, 2009

\s\ John P. Arnhold
John P. Arnhold, President		Date: May 26, 2009